CASH FLOW INFORMATION (Details) - USD ($)	9 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Investment activities
Exchange of intangible assets	$ 6,528,899
Investment in-kind in other related parties (Note 15)	3,857,077	$ 2,115,109
Capitalization of interest on buildings in progress	244,435	100,809
Assignment of receivables with shareholders and other related parties	6,782,969
Reclassification from investment properties to property, plant and equipment		3,103,169
Sale of Moolec Science S.A. equity investment (Note 11)		(900,000)
Investing activities	$ 17,413,380	$ 4,419,087